Inventory (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Inventory Abstract
Schedule of inventories

	2024	2023
Finished products	126,916	97,396
Semi-finished products	94,980	90,220
Raw materials	37,857	69,439
Auxiliary materials and consumables	105,160	121,126
Inventory provisions	(39,717)	(38,510)
	325,196	339,671

Schedule of changes in the provision for obsolescence

	2024	2023
Balance at the beginning of the year	(38,510)	(95,602)
Additions	(30,258)	(28,428)
Reversals	21,663	89,200
Foreign exchange gains (losses)	5,445	(3,680)
Divestments – note 1 (a)	1,943	-
Balance at the end of the year	(39,717)	(38,510)